REPORTABLE SEGMENTS	6 Months Ended
Jun. 30, 2025
Segment Reporting Information [Line Items]
REPORTABLE SEGMENTS	REPORTABLE SEGMENTS
The Company manages and reports its activities in the following operating businesses: Digital Assets and Data Centers. In the first quarter of 2025, the Company began managing and reporting activities in these two operating segments consistent with changes in our operations and management reporting. In determining the Company’s segment structure, the Company considered the basis on which the chief operating decision maker (“CODM”), as well as other members of senior management, review the financial and operational performance of the Company. The Company’s CODM is its chief executive officer. The CODM primarily relies on segment net income after taxes to evaluate the performance of each reportable segment. In accordance with ASC 280, Segment Reporting, the Company has recast its historical segment information to conform to the current segment structure.
Digital Assets
The Digital Assets segment is comprised of the Company’s counterparty trading activities, lending, advisory and capital market activities, validator staking services, the Company’s asset management business which manages investments in the digital asset ecosystem both on behalf of the Company and external limited partners, and the GK8 self-custody technology business. The Digital Assets segment generates revenue from digital assets sales, fee income, blockchain rewards and lending. It includes realized and unrealized gains and losses on certain digital assets and equity investments. The Digital Assets segment also incurs the portion of the Company’s interest expense used to fund its trading and lending activities and incurs the majority of digital assets sales costs. Management fees generated off the Company’s principal investments and fees generated from staking the Company’s proprietary digital assets are eliminated in the Treasury and Corporate segment.
Data Centers
The Data Centers segment comprises the Helios infrastructure assets. Our Data Centers segment develops, and will in the future operate, HPC infrastructure to meet the growing demand for large-scale, power-ready facilities in the AI/HPC industry.
Treasury and Corporate
The Treasury and Corporate segment includes the Company’s proprietary trading and mining activities, as well as the Company’s principal investments. It includes realized and unrealized gains and losses on the majority of the Company’s digital assets and equity investments. The Company’s unallocated corporate overhead, other unallocated costs not identifiable to the other reportable segments, and eliminations of inter-segment transactions as required for consolidation. Transactions between segments are based on specific criteria or approximate market rates for comparable services.
The Company’s chief operating decision maker reviews compensation expenses separately from other segment items, which include transaction expenses, general and administrative expenses, technology and marketing costs, as well as professional fees.
Assets and liabilities by each of the reportable segments as of June 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,575,486	$771,907	$4,738,558	$9,085,951
Total liabilities	$3,037,783	$33,144	$3,390,806	$6,461,733
Assets and liabilities by each of the reportable segments as of December 31, 2024 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,723,814	$199,694	$3,196,347	$7,119,855
Total liabilities	$3,163,499	$—	$1,762,004	$4,925,503
Income and expenses by each of the reportable segments for the three months ended June 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$8,655,745	$—	$5,810	$8,661,555
Gains / (losses) from operations	55,470	—	339,624	395,094
Revenues and gains / (losses) from operations	8,711,215	—	345,434	9,056,649

Transaction expenses	8,596,478	—	33,462	8,629,940
Impairment of digital assets	43,307	—	84,170	127,477
Compensation and benefits	45,347	—	19,622	64,969
Notes interest expense	—	—	14,240	14,240
Depreciation and amortization	3,560	—	3,898	7,458
Other expenses	25,058	—	21,114	46,172
Operating expenses	8,713,750	—	176,506	8,890,256

Unrealized gain / (loss) on notes payable – derivative	—	—	(125,150)	(125,150)
Other income / (expense), net	—	—	918	918
Total other income / (expense)	—	—	(124,232)	(124,232)

Net income / (loss) for the period, before taxes	$(2,535)	$—	$44,696	$42,161
Income tax benefit	—	—	11,470	11,470
Net income / (loss) for the period	$(2,535)	$—	$33,226	$30,691
Income and expenses by each of the reportable segments for the three months ended June 30, 2024 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$8,858,973	$—	$23,918	$8,882,891
Gains / (losses) from operations	(3,073)	—	(15,107)	(18,180)
Revenues and gains / (losses) from operations	8,855,900	—	8,811	8,864,711

Transaction expenses	8,810,103	—	24,733	8,834,836
Impairment of digital assets	10,333	—	46,614	56,947
Compensation and benefits	45,374	—	15,879	61,253
Notes interest expense	—	—	7,040	7,040
Depreciation and amortization	3,182	1,800	5,974	10,956
Other expenses	17,932	—	14,426	32,358
Operating expenses	8,886,924	1,800	114,666	9,003,390

Unrealized loss on notes payable - derivative	—	—	(2,573)	(2,573)
Other income / (expense), net	—	—	1,612	1,612
Total other income / (expense)	—	—	(961)	(961)

Net income / (loss) for the year, before taxes	$(31,024)	$(1,800)	$(106,816)	$(139,640)
Income tax expense / (benefit)	—	—	(14,044)	(14,044)
Net income / (loss) for the period	$(31,024)	$(1,800)	$(92,772)	$(125,596)
Income and expenses by each of the reportable segments for the six months ended June 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$21,627,274	$—	$10,487	$21,637,761
Gains / (losses) from operations	147,840	—	126,923	274,763
Revenues and gains / (losses) from operations	21,775,114	—	137,410	21,912,524

Transaction expenses	21,517,337	—	59,612	21,576,949
Impairment of digital assets	121,615	—	118,291	239,906
Compensation and benefits	84,173	1,263	36,486	121,922
Notes interest expense	—	—	28,311	28,311
Depreciation and amortization	7,115	1,251	11,705	20,071
Other expenses	43,879	385	106,529	150,793
Operating expenses	21,774,119	2,899	360,934	22,137,952

Unrealized gain / (loss) on notes payable – derivative	—	—	(35,544)	(35,544)
Other income / (expense), net	—	—	1,590	1,590
Total other income / (expense)	—	—	(33,954)	(33,954)

Net income / (loss) for the period, before taxes	$995	$(2,899)	$(257,478)	$(259,382)
Income tax expense / (benefit)	—	—	5,358	5,358
Net income / (loss) for the period	$995	$(2,899)	$(262,836)	$(264,740)
Income and expenses by each of the reportable segments for the six months ended June 30, 2024 is as follows (unaudited):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$18,161,542	$—	$56,721	$18,218,263
Net gain/ (loss) on digital assets	(40,158)	—	364,536	324,378
Net gain / (loss) on investments	2,520	—	(40,989)	(38,469)
Net gain / (loss) on derivatives trading	101,523	—	87,439	188,962
Gains / (losses) from operations
Revenues and gains / (losses) from operations	18,225,427	—	467,707	18,693,134

Transaction expenses	18,073,294	—	49,632	18,122,926
Impairment of digital assets	19,267	—	63,206	82,473
Compensation and benefits	87,649	—	34,675	122,324
Notes interest expense	—	—	14,016	14,016
Depreciation and amortization	4,489	3,474	12,493	20,456
Other expenses	31,982	—	30,682	62,664
Operating expenses	18,216,681	3,474	204,704	18,424,859

Unrealized loss on notes payable - derivative	—	—	(12,286)	(12,286)
Other income / (expense), net	—	—	1,825	1,825
Total other income / (expense)	—	—	(10,461)	(10,461)

Net income / (loss) for the year, before taxes	$8,746	$(3,474)	$252,542	$257,814
Income tax expense / (benefit)	—	—	(4,717)	(4,717)
Net income / (loss) for the period	$8,746	$(3,474)	$257,259	$262,531

Galaxy Digital Holdings, LP
Segment Reporting Information [Line Items]
REPORTABLE SEGMENTS	REPORTABLE SEGMENTS
The Company manages and reports its activities in the following operating businesses: Digital Assets and Data Centers. In the first quarter of 2025, the Company began managing and reporting activities in these two operating segments consistent with changes in our operations and management reporting. In determining the Company’s segment structure, the Company considered the basis on which the chief operating decision maker (“CODM”), as well as other members of senior management, review the financial and operational performance of the Company. The Company’s CODM is its chief executive officer. The CODM primarily relies on segment operating income and net income after taxes to evaluate the performance of each reportable segment. In accordance with ASC 280, Segment Reporting, the Company has recast its historical segment information to conform to the current segment structure.
Digital Assets
The Digital Assets segment is comprised of the Company’s counterparty trading activities, lending, advisory and capital market activities, validator staking services, the Company’s asset management business which manages investments in the digital asset ecosystem both on behalf of the Company and external limited partners, and the GK8 self-custody technology business. The Digital Assets segment generates revenue from digital assets sales, fee income, blockchain rewards and lending. It includes realized and unrealized gains and losses on certain digital assets and equity investments. The Digital Assets segment also incurs the portion of the Company’s interest expense used to fund its trading and lending activities and incurs the majority of digital assets sales costs. Management fees generated off the Company’s principal investments and fees generated from staking the Company’s proprietary digital assets are eliminated in the Treasury and Corporate segment.
Data Centers
The Data Centers segment comprises the Helios infrastructure assets. Our Data Centers segment develops HPC infrastructure to meet the growing demand for large-scale, power-ready facilities in the AI / HPC industry.
Treasury and Corporate
The Treasury and Corporate segment includes the Company’s proprietary trading and mining activities, as well as the Company’s principal investments. It includes realized and unrealized gains and losses on the majority of the Company’s digital assets and equity investments. The Company’s unallocated corporate overhead, other unallocated costs not identifiable to any of the other reportable segments, and eliminations of inter-segment transactions as required for consolidation. Transactions between segments are based on specific criteria or approximate market rates for comparable services.
The Company’s chief operating decision maker reviews compensation expenses separately from other segment items, which include transaction expenses, general and administrative expenses, technology and marketing costs, as well as professional fees.
Assets and liabilities by each of the reportable segments as of December 31, 2024 are as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,723,814	$199,694	$3,196,347	$7,119,855
Total liabilities	$3,163,499	$—	$1,762,004	$4,925,503
Assets and liabilities by each of the reportable segments as of December 31, 2023 are as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$1,978,031	$114,529	$1,501,720	$3,594,280
Total liabilities	$1,679,765	$—	$203,344	$1,883,109
Income and expenses by each of the reportable segments for the year ended December 31, 2024 is as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$42,497,063	$—	$99,610	$42,596,673
Net gain / (loss) on digital assets	57,560	—	576,997	634,557
Net gain / (loss) on investments	17,425	—	241,366	258,791
Net gain / (loss) on derivatives trading	168,355	—	99,414	267,769
Revenues and gains / (losses) from operations	42,740,403	—	1,017,387	43,757,790

Transaction expenses	42,437,298	—	304,478	42,741,776
Compensation and benefits	175,925	—	89,666	265,591
Notes interest expense	—	—	30,804	30,804
Depreciation and amortization	11,446	7,497	27,949	46,892
Other expenses	68,725	—	245,266	313,991
Operating expenses	42,693,394	7,497	698,163	43,399,054

Operating income	47,009	(7,497)	319,224	358,736

Unrealized gain / (loss) on notes payable – derivative	—	—	(31,727)	(31,727)
Other income / (expense), net	—	—	2,774	2,774
Total other income / (expense)	—	—	(28,953)	(28,953)

Net income / (loss) for the period, before taxes	$47,009	$(7,497)	$290,271	$329,783
Income tax benefit	—	—	(16,939)	(16,939)
Net income / (loss) for the period	$47,009	$(7,497)	$307,210	$346,722
Income and expenses by each of the reportable segments for the year ended December 31, 2023 is as follows (recast based on adoption of ASU 2023-07):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$51,565,491	$—	$61,288	$51,626,779
Net gain / (loss) on digital assets	22,527	—	310,923	333,450
Net gain / (loss) on investments	—	—	97,827	97,827
Net gain / (loss) on derivatives trading	65,380	—	86,203	151,583
Revenues and gains / (losses) from operations	51,653,398	—	556,241	52,209,639

Transaction expenses	51,509,381	—	83,042	51,592,423
Compensation and benefits	148,909	—	70,347	219,256
Notes interest expense	—	—	27,285	27,285
Depreciation and amortization	4,344	5,548	13,053	22,945
Other expenses	44,854	—	48,710	93,564
Operating expenses	51,707,488	5,548	242,437	51,955,473

Operating income	(54,090)	(5,548)	313,804	254,166

Unrealized gain / (loss) on notes payable – derivative	—	—	(9,603)	(9,603)
Other income / (expense), net	—	—	(135)	(135)
Total other income / (expense)	—	—	(9,738)	(9,738)

Net income / (loss) for the period, before taxes	$(54,090)	$(5,548)	$304,066	$244,428
Income tax expense	—	—	15,914	15,914
Net income / (loss) for the period	$(54,090)	$(5,548)	$288,152	$228,514
Income and expenses by each of the reportable segments for the year ended December 31, 2022 is as follows (recast based on adoption of ASU 2023-07):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$119,785,259	$—	$40,588	$119,825,847
Net gain / (loss) on digital assets	(289,497)	—	1,227,862	938,365
Net gain / (loss) on investments	—	—	(464,918)	(464,918)
Net gain / (loss) on derivatives trading	100,341	—	92,217	192,558
Revenues and gains / (losses) from operations	119,596,103	—	895,749	120,491,852

Transaction expenses	119,437,498	—	1,558,433	120,995,931
Compensation and benefits	134,550	—	81,651	216,201
Notes interest expense	—	—	37,029	37,029
Depreciation and amortization	—	—	12,852	12,852
Other expenses	95,578	—	83,481	179,059
Operating expenses	119,667,626	—	1,773,446	121,441,072

Operating income	(71,523)	—	(877,697)	(949,220)

Change in fair value of warrant liability	—	—	20,322	20,322
Unrealized gain / (loss) on notes payable – derivative	—	—	57,998	57,998
Other income / (expense), net	—	—	26,480	26,480
Total other income / (expense)	—	—	104,800	104,800

Net income / (loss) for the period, before taxes	$(71,523)	$—	$(772,897)	$(844,420)
Income tax benefit	—	—	(28,291)	(28,291)
Net income / (loss) for the period	$(71,523)	$—	$(744,606)	$(816,129)
Net income / (loss) attributed to:
Redeemable noncontrolling interests	—	—	(97,219)	(97,219)
Unit holders of the Company	$(71,523)	$—	$(647,387)	$(718,910)